Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	December 31
	2017	2018
Cash on hand	$2,396	$2,318
Deposits in banks	50,570,815	28,906,583
	$50,573,211	$28,908,901